Redeemable Preferred Stock and Stockholders Deficit (Details Narratives) - USD ($)				1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 10, 2020	Jun. 11, 2019	Apr. 09, 2019	Feb. 28, 2021	Jul. 27, 2020	Sep. 17, 2019	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020
Common Stock issued upon exercise of warrants												105,038,690
Shares issued for cash, shares										436,425
Common stock purchase to agreement											$ 2,500,000
Description purchase put shares											not less than $5,000 and not more than $175,000 or 200% of the average daily trading value
Share issued as a commitment fee on an equity line of credit with an investor											8,000,000
Accrued expenses							$ 16,543	$ 67,072		$ 16,543	$ 67,072
Common stock of shares conversion										1,780,825	26,828,800
Discount rate											20.00%
Deemed dividend										$ (196,787)	$ (87,897)
Proceeds from issuance of stock										$ 544,154	$ 229,570	$ 303,070	$ 175,000
Common stock shares issued upon conversion of preferred stock and accrued dividend										61,996,494	903,534,383	931,278,827
Shares of common stock cashless exercise of warrants											105,038,690
Common stock shares issued upon cashless exercise of a warrant										5,977,712
Preferred stock, par value							$ 0.001		$ 0.001	$ 0.001		$ 0.001
Preferred stock shares authorized							124,868,383		26,750,000	124,868,383		10,000,000
Shares issued, shares										58,850
Common Stock, Shares Issued During Period, Value													135,000
Proceeds from issuance of stock										$ 544,154	$ 151,250	$ 202,973	135,000
Stock based compensation expense							$ 0	$ 0		291,374	277,543	277,543	$ 0
CEO and VP [Member]
Accrued expenses												$ 67,072
Common Stock, shares issued												26,828,800
Debt conversion, converted instrument, shares issued												26,828,800
Debentures [Member]
Common stock shares issued in connection with convertible debt/equity													100,000
Common stock value issued in connection with convertible debt/equity													$ 5,000
Shares issued upon conversion of debentures													300,000
Debt conversion, debentures converted, principal and related fees													$ 7,165
Series A Preferred Stock [Member]
Deemed dividend										294,499
Proceeds from issuance of stock										396,750
Preferred stock shares authorized												1,250,000
Common stock shares issued in connection with convertible debt/equity													2,977,226
Derivative liabilities							$ 367,063			$ 367,063
Common stock value issued in connection with convertible debt/equity													$ 80,122
Preferred stock shares converted										21,699,098
Common Shares [Member]
Common Stock, Shares Issued During Period, Value										$ 6,275,537		$ 44,803,645	4,000,000
Proceeds from issuance of stock										60,920		202,973	$ 135,000
Common stock issued for services													150,000
Common stock issued for services, value													$ 6,000
Series A Convertible Preferred Stock [Member] | Holder [Member]
Deemed dividend										$ 196,787		$ 202,021
Common stock shares issued upon conversion of preferred stock and accrued dividend										61,996,494		272,256,929	2,977,226
Preferred stock shares authorized							1,000,000			1,000,000
Common stock shares issued in connection with convertible debt/equity										1,250,000
Changes in derivative liability										$ 234,448		$ 340,234
Preferred stock shares converted										326,150		308,000	42,000
Reduction of debt discount										$ 157,833		$ 253,896
Loss on extinguishment													$ 23,000
Series B Super Voting Preferred Stock [Member]
Preferred stock shares authorized	1,000,000			500,000										10,000,000
Stock based compensation expense									$ 277,543	$ 278,447	$ 277,543
Voting right	has voting rights equal to 500 shares of Common Stock			stock has voting rights equal to 500 shares of common stock
Repurchase share price	$ 0.001
Equity Purchase Agreement [Member]
Common Stock, Shares Issued During Period, Value												$ 51,723
Common Stock, Shares Issued During Period, Shares										18,053,465		18,053,645
Common Stock, Shares Issued During Period, Value, amount										$ 51,723
Common stock issued as a commitment fee												8,000,000
Agreement description					Per the terms of the agreement, the investor will purchase up to $2,500,000 of the Company’s Common Stock at a 20% discount to the market price or the valuation price (as defined). The Company has the right, but not the obligation, to direct the investor to purchase put shares of not less than $5,000 and not more than $175,000 or 200% of the average daily trading value
Rights and Privileges of the Series A Preferred Stock [Member]
Voting right												Stock holders have no voting rights
Mandatory Redemption, description										18 months after the Issuance Date
Dividend, percentage										8.00%		8.00%
Redemption										270
Stock conversion, description										At any time after 6 months following the Issuance Date		At any time after 6 months following the Issuance Date
Series A Preferred Stock Purchase Agreements [Member] | Investor [Member]
Deemed dividend												$ 203,000
Common Stock, Shares Issued During Period, Value		$ 58,300	$ 86,000			$ 58,300						333,850
Proceeds from issuance of stock		50,000	75,000			50,000				$ 60,920		303,070
Derivative liabilities												519,427
Preferred stock shares converted										21,699,098
Reduction of debt discount												256,526
Series B Super Voting Preferred Stock, shares										2,000,000
Legal cost		$ 3,000	$ 3,000			$ 3,000
February 1 2021 [Member]
Deemed dividend										$ 72,554
Shares issued, shares										58,850
Proceeds amount										$ 53,500
April 5 2021 [Member]
Shares issued, shares										58,850
Proceeds amount										$ 53,500
August 11, 2021 [Member]
Shares issued, shares										59,125
Proceeds amount										$ 53,750
April 30 2021 [Member]
Shares issued, shares										59,125
Proceeds amount										$ 53,750
June 17 2021 [Member]
Shares issued, shares										60,500
Proceeds amount										$ 55,000
September 13, 2021 [Member]
Shares issued, shares										59,125
Proceeds amount										$ 53,750
March 1 2021 [Member]
Proceeds amount										73,500
Proceeds from issuance of stock										$ 80,850		$ 202,973	$ 135,000